Quarterly Holdings Report
for
Fidelity Advisor® Stock Selector Mid Cap Fund
August 31, 2025
MC-NPRT3-1025
1.805741.121
Common Stocks - 98.3%
	Shares	Value ($)
CANADA - 0.5%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Aritzia Inc Subordinate Voting Shares (b)	180,300	10,794,237
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Lundin Mining Corp	825,000	9,545,455
FINLAND - 0.5%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Amer Sports Inc (b)	274,500	10,793,340
FRANCE - 0.3%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Sartorius Stedim Biotech	33,000	6,752,312
GERMANY - 0.5%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Birkenstock Holding Plc (b)	217,600	11,343,488
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Patria Investments Ltd Class A (c)	672,843	9,110,294
GREECE - 0.3%
Financials - 0.3%
Banks - 0.3%
Piraeus Financial Holdings SA	898,544	6,953,845
ISRAEL - 0.1%
Information Technology - 0.1%
Software - 0.1%
Cellebrite DI Ltd (b)	151,000	2,476,400
JAPAN - 1.2%
Financials - 0.7%
Banks - 0.7%
Hokuhoku Financial Group Inc	629,000	15,843,813
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Allegro MicroSystems Inc (b)	355,500	10,967,175
TOTAL JAPAN		26,810,988
PUERTO RICO - 1.5%
Financials - 1.5%
Banks - 1.5%
Popular Inc	266,631	33,499,519
UNITED KINGDOM - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Marex Group PLC	235,329	8,321,233
UNITED STATES - 92.2%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.4%
Frontier Communications Parent Inc (b)	160,400	5,947,632
GCI Liberty Inc/DEL Class A (b)(d)	24,724	0
Iridium Communications Inc (c)	100,700	2,506,423
		8,454,055
Entertainment - 0.2%
IMAX Corp (b)	24,900	711,144
Liberty Media Corp-Liberty Formula One Class C (b)	4,000	399,600
Warner Music Group Corp Class A	67,500	2,251,125
		3,361,869
Interactive Media & Services - 0.1%
ZoomInfo Technologies Inc (b)	228,000	2,485,200
Media - 0.7%
EchoStar Corp Class A (b)(c)	96,700	5,975,093
New York Times Co/The Class A	103,700	6,205,408
Nexstar Media Group Inc	17,800	3,640,634
		15,821,135
TOTAL COMMUNICATION SERVICES		30,122,259

Consumer Discretionary - 11.8%
Diversified Consumer Services - 0.8%
Service Corp International/US	229,000	18,148,250
Hotels, Restaurants & Leisure - 3.5%
Aramark	499,300	19,527,623
Brinker International Inc (b)	26,800	4,180,264
Cava Group Inc (b)	122,500	8,274,875
Dutch Bros Inc Class A (b)	66,500	4,776,695
Hilton Grand Vacations Inc (b)	208,800	9,922,176
Sportradar Holding AG Class A (b)(c)	249,100	7,707,154
Wingstop Inc (c)	25,700	8,432,684
Wyndham Hotels & Resorts Inc	152,100	13,173,381
		75,994,852
Household Durables - 2.6%
SharkNinja Inc (b)	24,300	2,842,128
Somnigroup International Inc	329,600	27,669,920
Taylor Morrison Home Corp (b)	161,664	10,891,304
Toll Brothers Inc	115,400	16,040,600
		57,443,952
Specialty Retail - 3.8%
Bath & Body Works Inc	363,100	10,606,151
Burlington Stores Inc (b)	55,148	16,030,421
Chewy Inc Class A (b)	229,600	9,404,416
Dick's Sporting Goods Inc	91,800	19,535,040
Floor & Decor Holdings Inc Class A (b)	138,700	11,362,304
Murphy USA Inc	25,500	9,600,750
Williams-Sonoma Inc	29,100	5,476,329
		82,015,411
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd (b)	330,300	6,800,877
PVH Corp	108,354	9,136,409
Tapestry Inc	87,749	8,934,603
		24,871,889
TOTAL CONSUMER DISCRETIONARY		258,474,354

Consumer Staples - 5.0%
Beverages - 0.6%
Boston Beer Co Inc/The Class A (b)	3,400	751,706
Celsius Holdings Inc (b)	111,700	7,023,696
Coca-Cola Consolidated Inc (c)	42,000	4,924,080
		12,699,482
Consumer Staples Distribution & Retail - 3.4%
Albertsons Cos Inc Class A	198,000	3,853,080
BJ's Wholesale Club Holdings Inc (b)	107,600	10,510,368
Casey's General Stores Inc	29,500	14,588,340
Maplebear Inc (b)	94,400	4,094,128
Performance Food Group Co (b)	162,400	16,467,360
Sprouts Farmers Market Inc (b)	66,000	9,275,640
US Foods Holding Corp (b)	197,900	15,357,040
		74,145,956
Food Products - 0.6%
Darling Ingredients Inc (b)	136,900	4,649,124
Ingredion Inc	42,400	5,492,496
Post Holdings Inc (b)(c)	32,900	3,722,635
		13,864,255
Personal Care Products - 0.4%
BellRing Brands Inc (b)(c)	85,746	3,519,873
elf Beauty Inc (b)	38,898	4,862,250
		8,382,123
TOTAL CONSUMER STAPLES		109,091,816

Energy - 3.5%
Energy Equipment & Services - 0.5%
Liberty Energy Inc Class A	270,860	3,047,175
Weatherford International PLC	141,200	8,995,146
		12,042,321
Oil, Gas & Consumable Fuels - 3.0%
Antero Resources Corp (b)	447,800	14,293,776
Expand Energy Corp	82,000	7,935,960
HF Sinclair Corp	199,106	10,130,513
Northern Oil & Gas Inc	183,500	4,800,360
Permian Resources Corp Class A (c)	962,800	13,758,412
Plains All American Pipeline LP	338,400	6,091,200
Targa Resources Corp	46,700	7,834,392
		64,844,613
TOTAL ENERGY		76,886,934

Financials - 14.9%
Banks - 6.3%
Associated Banc-Corp	404,496	10,909,257
Bancorp Inc/The (b)	575,916	43,907,837
Comerica Inc	360,097	25,415,646
Eastern Bankshares Inc	805,529	13,782,601
First Horizon Corp	842,754	19,046,240
Pathward Financial Inc	145,475	11,560,898
Synovus Financial Corp	254,183	13,118,385
		137,740,864
Capital Markets - 1.5%
AllianceBernstein Holding LP	130,732	5,174,373
Blue Owl Capital Inc Class A	747,737	13,848,090
Interactive Brokers Group Inc Class A	71,781	4,467,649
Palmer Square Capital BDC Inc	254,807	3,618,259
Virtu Financial Inc Class A	125,247	5,250,354
		32,358,725
Consumer Finance - 1.4%
FirstCash Holdings Inc	54,775	8,066,713
SLM Corp	758,464	23,724,754
		31,791,467
Financial Services - 1.5%
Chime Financial Inc (b)(c)	98,403	2,598,823
Essent Group Ltd	140,708	8,828,020
UWM Holdings Corp Class A	1,399,769	7,978,683
Voya Financial Inc	180,714	13,569,815
		32,975,341
Insurance - 4.2%
American Financial Group Inc/OH	208,229	28,289,993
Baldwin Insurance Group Inc/The Class A (b)	490,454	15,532,678
Brighthouse Financial Inc (b)	135,013	6,380,714
Reinsurance Group of America Inc	114,227	22,250,277
Selective Insurance Group Inc	92,972	7,273,200
Unum Group	179,076	12,510,249
		92,237,111
TOTAL FINANCIALS		327,103,508

Health Care - 7.6%
Biotechnology - 1.4%
Exact Sciences Corp (b)	152,000	7,207,840
Legend Biotech Corp ADR (b)	200,000	6,946,000
Roivant Sciences Ltd (b)	167,000	1,992,310
Soleno Therapeutics Inc (b)	71,000	4,804,570
United Therapeutics Corp (b)	5,000	1,523,800
Veracyte Inc (b)	280,000	8,495,200
		30,969,720
Health Care Equipment & Supplies - 2.2%
Inspire Medical Systems Inc (b)	28,000	2,623,320
Insulet Corp (b)	21,800	7,409,384
Masimo Corp (b)	142,500	19,908,675
Penumbra Inc (b)	70,800	19,302,912
		49,244,291
Health Care Providers & Services - 2.4%
BrightSpring Health Services Inc (b)	500,000	11,845,000
Chemed Corp	18,500	8,472,075
Hims & Hers Health Inc Class A (b)	50,000	2,117,500
Privia Health Group Inc (b)	280,000	6,451,200
Surgery Partners Inc (b)	200,000	4,538,000
Tenet Healthcare Corp (b)	95,000	17,511,350
		50,935,125
Health Care Technology - 0.1%
Doximity Inc Class A (b)	28,000	1,902,320
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (b)	240,000	3,362,400
Bruker Corp	185,000	6,286,300
Repligen Corp (b)	87,500	10,703,000
		20,351,700
Pharmaceuticals - 0.6%
Elanco Animal Health Inc (b)	280,000	5,138,000
Royalty Pharma PLC Class A	200,000	7,196,000
		12,334,000
TOTAL HEALTH CARE		165,737,156

Industrials - 22.4%
Aerospace & Defense - 3.7%
HEICO Corp Class A	124,913	30,604,934
Howmet Aerospace Inc	190,600	33,183,460
StandardAero Inc	13,000	344,370
Woodward Inc	68,400	16,882,488
		81,015,252
Building Products - 2.4%
Carlisle Cos Inc (c)	71,940	27,760,927
Owens Corning	50,400	7,568,568
Simpson Manufacturing Co Inc	22,100	4,223,752
Trex Co Inc (b)	195,800	12,067,154
		51,620,401
Commercial Services & Supplies - 1.0%
Brink's Co/The	192,092	21,521,988
Construction & Engineering - 1.5%
EMCOR Group Inc	36,300	22,506,000
WillScot Holdings Corp	416,998	10,108,032
		32,614,032
Electrical Equipment - 1.5%
Acuity Inc	17,300	5,647,931
nVent Electric PLC	159,500	14,417,205
Regal Rexnord Corp	81,033	12,100,658
		32,165,794
Ground Transportation - 2.0%
Landstar System Inc	108,111	14,306,329
XPO Inc (b)	235,500	30,544,350
		44,850,679
Machinery - 5.7%
Allison Transmission Holdings Inc	117,063	10,220,771
Chart Industries Inc (b)	51,200	10,207,231
Crane Co (c)	117,700	21,809,810
Dover Corp	60,800	10,874,688
Esab Corp	201,900	23,293,203
Flowserve Corp	388,894	20,868,052
ITT Inc	155,887	26,539,762
		123,813,517
Marine Transportation - 0.8%
Kirby Corp (b)	175,994	17,106,616
Professional Services - 1.4%
CACI International Inc (b)	42,900	20,579,988
KBR Inc	221,860	11,195,056
		31,775,044
Trading Companies & Distributors - 2.4%
Core & Main Inc Class A (b)	195,000	12,620,400
Watsco Inc	34,300	13,801,634
Wesco International Inc	123,213	27,087,146
		53,509,180
TOTAL INDUSTRIALS		489,992,503

Information Technology - 10.8%
Communications Equipment - 0.7%
Ciena Corp (b)	158,746	14,917,362
Electronic Equipment, Instruments & Components - 2.5%
Belden Inc	75,600	9,843,120
Coherent Corp (b)	175,800	15,904,626
Insight Enterprises Inc (b)	33,300	4,334,328
Jabil Inc	57,700	11,818,691
TD SYNNEX Corp	88,930	13,167,865
		55,068,630
IT Services - 2.2%
Kyndryl Holdings Inc (b)	356,400	11,329,956
Okta Inc Class A (b)	208,500	19,342,545
Twilio Inc Class A (b)	165,100	17,436,211
		48,108,712
Semiconductors & Semiconductor Equipment - 1.8%
MACOM Technology Solutions Holdings Inc (b)	106,900	13,699,235
MKS Inc	85,800	8,866,572
Onto Innovation Inc (b)	73,300	7,769,800
Rambus Inc (b)	129,200	9,531,084
		39,866,691
Software - 3.1%
Appfolio Inc Class A (b)	32,600	9,042,588
BitMine Immersion Technologies Inc (b)	20,900	911,658
Commvault Systems Inc (b)	52,700	9,836,192
CyberArk Software Ltd (b)	13,400	6,073,684
Dynatrace Inc (b)	324,200	16,404,520
Gen Digital Inc	147,300	4,448,460
Guidewire Software Inc (b)	74,973	16,270,640
Pivotal Software Inc Class A rights (b)(d)	509,500	5
PTC Inc (b)	18,600	3,971,100
		66,958,847
Technology Hardware, Storage & Peripherals - 0.5%
Pure Storage Inc Class A (b)	7,906	613,584
Western Digital Corp	127,600	10,251,384
		10,864,968
TOTAL INFORMATION TECHNOLOGY		235,785,210

Materials - 5.0%
Chemicals - 1.6%
Avient Corp	242,000	9,050,800
RPM International Inc	150,100	18,809,031
Westlake Corp (c)	79,100	6,946,562
		34,806,393
Construction Materials - 0.6%
Eagle Materials Inc	57,400	13,253,660
Containers & Packaging - 1.0%
AptarGroup Inc	64,200	8,941,134
Crown Holdings Inc	126,100	12,531,818
		21,472,952
Metals & Mining - 1.4%
Carpenter Technology Corp	47,100	11,345,448
Reliance Inc (c)	62,300	18,419,618
		29,765,066
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp	113,300	10,775,963
TOTAL MATERIALS		110,074,034

Real Estate - 6.9%
Health Care REITs - 0.6%
Ventas Inc	225,500	15,352,040
Industrial REITs - 1.1%
Rexford Industrial Realty Inc	273,900	11,342,199
Terreno Realty Corp	210,900	12,183,693
		23,525,892
Office REITs - 0.9%
Douglas Emmett Inc	479,600	7,774,316
Postal Realty Trust Inc Class A	718,380	11,379,139
		19,153,455
Real Estate Management & Development - 0.9%
Compass Inc Class A (b)	482,700	4,382,916
Jones Lang LaSalle Inc (b)	47,700	14,575,689
		18,958,605
Residential REITs - 1.0%
American Homes 4 Rent Class A	245,900	8,808,138
Camden Property Trust	44,800	5,016,704
Sun Communities Inc	70,800	8,982,396
		22,807,238
Retail REITs - 1.0%
Macerich Co/The	323,300	5,948,720
Tanger Inc	116,100	3,968,298
Urban Edge Properties	530,500	10,976,045
		20,893,063
Specialized REITs - 1.4%
CubeSmart	219,052	8,963,608
Four Corners Property Trust Inc	438,700	11,357,943
Outfront Media Inc	581,234	10,857,451
		31,179,002
TOTAL REAL ESTATE		151,869,295

Utilities - 2.9%
Electric Utilities - 1.1%
IDACORP Inc	17,800	2,226,780
OGE Energy Corp	176,100	7,864,626
Pinnacle West Capital Corp	42,800	3,824,608
TXNM Energy Inc	150,800	8,541,312
		22,457,326
Gas Utilities - 1.0%
National Fuel Gas Co	90,894	7,884,146
Southwest Gas Holdings Inc	78,400	6,262,592
UGI Corp	237,300	8,220,072
		22,366,810
Independent Power and Renewable Electricity Producers - 0.6%
Ormat Technologies Inc (c)	46,800	4,300,452
Talen Energy Corp (b)	20,800	7,881,536
		12,181,988
Multi-Utilities - 0.1%
Northwestern Energy Group Inc	56,700	3,260,817
Water Utilities - 0.1%
Essential Utilities Inc	72,100	2,848,671
TOTAL UTILITIES		63,115,612

TOTAL UNITED STATES		2,018,252,681
TOTAL COMMON STOCKS (Cost $1,587,858,089)		2,154,653,792

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (f)	4.16	420,000	416,572
US Treasury Bills 0% 11/28/2025 (f)	4.13	960,000	950,609
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,366,916)			1,367,181

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.36	35,953,411	35,960,602
Fidelity Securities Lending Cash Central Fund (g)(h)	4.36	51,350,797	51,355,933
TOTAL MONEY MARKET FUNDS (Cost $87,315,079)			87,316,535

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $1,676,540,084)	2,243,337,508
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(51,290,749)
NET ASSETS - 100.0%	2,192,046,759

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	62	9/19/2025	20,202,700	(66,965)	(66,965)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,367,181.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $23,027,502.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	43,888,427	654,901,187	662,829,012	1,229,420	-	-	35,960,602	35,953,411	0.1%
Fidelity Securities Lending Cash Central Fund	73,503,854	621,154,737	643,302,658	15,344	-	-	51,355,933	51,350,797	0.2%
Total	117,392,281	1,276,055,924	1,306,131,670	1,244,764	-	-	87,316,535

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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